Employee Benefits - Summary of Historical Information of Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Surplus (deficit) in plan [abstract]
Defined benefit obligation	$ 267,801	$ 226,372	$ 164,299	$ 160,780	$ 35,529
Fair value of plan assets	(197,345)	(173,141)	(168,658)	(93,903)	(21,147)
Net defined benefit liability (asset)	70,456	53,231	(4,359)	66,877	14,382
Experience adjustments arising on plan obligations	(22,534)	8,975	(112,739)	5,823	3,220
Experience adjustments arising on plan assets	$ (39)	$ 11,651	$ (27,473)	$ 310	$ 1,129